Note 10 - 2022 Convertible Note Offering	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes 2022 [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

11. 2022 CONVERTIBLE NOTE OFFERING, SECOND NOTES OFFERING, AND THIRD NOTES OFFERING

On July 7, 2022, the Company announced that it had entered into a Securities Purchase Agreement (the “2022 SPA”) with certain institutional and accredited individual investors (collectively, the “2022 Investors”) providing for the issuance and sale by the Company to the 2022 Investors of (i) Senior Secured Convertible Promissory Notes (each a “2022 Note” and collectively, the “2022 Notes”) in the aggregate principal amount of $4.23 million, which includes an aggregate $0.705 million original issue discount in respect of the 2022 Notes; (ii) warrants (the “2022 Warrants”), to purchase an aggregate of 53,195 shares (the “2022 Warrant Shares”) of Common Stock; and (iii) 7,979 shares of Common Stock (the “2022 Inducement Shares”) equal to 15% of the principal amount of the 2022 Notes divided by the closing price of the Common Stock immediately prior to the Closing Date (as defined below). The 2022 Notes, 2022 Warrants and 2022 Inducement Shares were issued as part of a convertible note offering authorized by the Company’s board of directors (the “2022 Convertible Note Offering”). The aggregate gross proceeds for the sale of the 2022 Notes, 2022 Warrants and 2022 Inducement Shares was approximately $3.5 million, before deducting debt issuance costs of $775,000 consisting of fair value of the placement agent’s warrants of approximately $220,000 and other estimated fees and offering expenses payable by the Company of approximately $555,000. The closing of the sales of these securities under the 2022 SPA occurred on July 6, 2022 (the “2022 Closing Date”).

On January 18, 2023, the Company entered into Amendment No. 1 to the 2022 SPA (the “Amendment” and, together with the 2022 SPA, the “Amended 2022 SPA”), with certain Investors in connection with the Second Closing of the 2022 Convertible Note Offering for the issuance and sale by the Company to such Investors of an aggregate of (i) Unsecured Convertible Promissory Notes (each a “Second Note” and collectively, the “Second Notes”) in the aggregate principal amount of $636,000, which includes an aggregate $106,000 original issue discount in respect of the Second Notes; (ii) warrants (the “Second Warrants”) to purchase an aggregate of 15,996 shares (the “Second Warrant Shares”) of Common Stock; and (iii) 1,200 shares of Common Stock (the “Second Inducement Shares”). The aggregate gross proceeds for the sale of the Second Notes, Second Warrants and Second Inducement Shares was approximately $530,000, before deducting the placement agent’s fees and other estimated fees and offering expenses payable by the Company of approximately $15,000. The second closing of the sales of these securities under the Amended 2022 SPA occurred on January 18, 2023 (the “Second Closing Date”).

On May 15, 2023, the Company entered into Amendment No. 2 to the 2022 SPA related to the 2022 Convertible Note Offering (the “Second Amendment” and, together with the Amendment and the 2022 SPA, the “Second Amended 2022 SPA”), with an Investor in connection with the third closing of the 2022 Convertible Note Offering for the issuance and sale by the Company to an Investor of an aggregate of (i) Unsecured Convertible Promissory Notes (each a “Third Note” and collectively, the “Third Notes”) in the aggregate principal amount of $702,720, which includes an aggregate $214,720 original issue discount in respect of the Third Notes; (ii) warrants (the “Third Warrants”) to purchase an aggregate of 17,675 shares (the “Third Warrant Shares”) of Common Stock; and (iii) 1,326 shares of Common Stock (the “Third Inducement Shares”). The aggregate gross proceeds for the sale of the Third Notes, Third Warrants and Third Inducement Shares was approximately $488,000, before deducting any estimated fees and offering expenses payable by the Company. The Company did not engage a placement agent in connection with the issuance of the Third Notes, Third Warrants, and Third Inducement Shares. The third closing of the sales of these securities under the Amended SPA occurred on May 15, 2023 (the “Third Closing Date”).The 2022 Notes, the Second Notes and the Third Notes bear interest on the unpaid principal balance at a rate equal to ten percent (10%) (computed on the basis of the actual number of days elapsed in a 360-day year) per annum accruing from the Closing Date until the 2022 Notes, Second Notes and Third Notes become due and payable at maturity or upon their conversion, acceleration or by prepayment, and may become due and payable upon the occurrence of an event of default under the 2022 Notes, Second Notes and Third Notes. Any amount of principal or interest on the 2022 Notes, the Second Notes and Third Notes which is not paid when due shall bear interest at the rate of the lesser of (i) eighteen percent (18%) per annum or (ii) the maximum amount allowed by law from the due date thereof until payment in full.

The 2022 Notes, the Second Notes and the Third Notes are convertible into shares of Common Stock at the option of each holder of the 2022 Notes, the Second Notes, and the Third Notes from the date of issuance at $73.12 (the “Conversion Price”) through the later of (i) January 6, 2024 (the “Maturity Date”) or (ii) the date of payment of the Default Amount (as defined in the 2022 Notes); provided, however, certain 2022 Notes, Second Notes and Third Notes include a provision preventing such conversion if, as a result, the holder, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than 4.99% or 9.99% of the Common Stock (as applicable, the “Ownership Limitation”) immediately after giving effect to the Conversion; and provided further, the holder, upon notice to us, may increase or decrease the Ownership Limitation; (i) the Ownership Limitation may only be increased to a maximum of 9.99% of the Common Stock; and (ii) any increase in the Ownership Limitation will not become effective until the 61st day after delivery of such waiver notice. The Conversion Price is subject to adjustment as set forth in the 2022 Notes, Second Notes, and Third Notes.

The 2022 Notes, Second Notes and Third Notes contain customary events of default, which include, among other things, (i) the Company’s failure to pay when due any principal or interest payment under the 2022 Notes, Second Notes, and Third Notes; (ii) our insolvency; (iii) delisting of the Company’s Common Stock; (iv) the Company’s breach of any material covenant or other material term or condition under the 2022 Notes, Second Notes and/or Third Notes; and (v) the Company’s breach of any representations or warranties under the 2022 Notes, Second Notes and Third Notes which cannot be cured within five (5) days. Further, events of default under the 2022 Notes, Second Notes and Third Notes also include (i) the unavailability of Rule 144 on or after January 6, 2023; (ii) our failure to deliver the shares of Common Stock to the 2022 Notes, Second Notes, and/or Third Notes holder upon exercise by such holder of its conversion rights under the 2022 Notes, Second Notes, and/or Third Notes; (iii) our loss of the “bid” price for its Common Stock and/or a market and such loss is not cured during the specified cure periods; and (iv) our failure to complete an uplisting of our Common Stock to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American by August 31, 2023 (as amended) (an “Uplist Transaction”).

The 2022 Warrants, Second Warrants and Third Warrants (i) have an exercise price of $79.52 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance; and (iv) have a provision preventing the exercisability of such 2022 Warrants, the Second Warrants and the Third Warrants if, as a result of the exercise of the 2022 Warrants, Second Warrants, and/or Third Warrants , the holder, together with its affiliates and any other persons whose beneficial ownership of our Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than the Ownership Limitation. The holder, upon notice to us, may increase or decrease the Ownership Limitation; provided that (i) the Ownership Limitation may only be increased to a maximum of 9.99% of our Common Stock; and (ii) any increase in the Ownership Limitation will not become effective until the 61st day after delivery of such waiver notice. The number of shares of Common Stock into which each of the 2022 Warrants, Second Warrants, and Third Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the 2022 Warrants, Second Warrants, and Third Warrants, including standard antidilution provisions, and adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In the event of a Fundamental Transaction (as defined in the 2022 Warrants, Second Warrants, and Third Warrants) holders of the 2022 Warrants, Second Warrants, and Third Warrants would be entitled to receive alternate consideration in connection with such Fundamental Transaction, but only to the extent that holders of our Common Stock were entitled to receive the same. Moreover, as long as the 2022 Notes, Second Notes, and Third Notes, and 2022 Warrants, Second Warrants, and Third Warrants remaining outstanding, upon the issuance of any security in connection with any potential future financing activity on terms more favorable than the existing terms, the Company has an obligation to notify the holders of the 2022 Notes, Second Notes, and Third Notes, and the 2022 Warrants, Second Warrants, and Third Warrants of such more favorable terms, and to use best efforts to effect such terms in the 2022 Notes, Second Notes, and Third Notes, and the 2022 Warrants, Second Warrants, and Third Warrants. Finally, because of the Company’s net loss position, the shares underlying the 2022 Notes, Second Notes, and Third Notes on an as converted basis are excluded from the calculation of basic and fully diluted earnings per share. Similarly, because of the Company’s net loss position, there was no impact on the calculation of basic and fully diluted earnings per share related to the classification of the 2022 Warrants, Second Warrants, and Third Warrants as participating securities.

The Company retained a placement agent in connection with the private placement of $2.4 million of the 2022 Notes to the institutional investors. The Company paid the 2022 Placement Agent 10% of the gross proceeds received from certain institutional investors, or $240,000 and we also reimbursed the 2022 Placement Agent approximately $58,000 for non-accountable banking fees, legal fees and other expenses. In addition, we issued 2022 Placement Agent Warrants to purchase an aggregate of 3,939 shares of Common Stock. An additional $1.1 million was raised in connection with the placement of the private placement notes, which included certain accredited investors some of which were Board members and executive officers of the Company. Board member, Laurence Hicks, and executive officers, Terrence W. Norchi and Michael S. Abrams, invested in the 2022 Notes. The investment made in the 2022 Notes made by the Board member and executive officers totaled $80,000.

The Company’s agreement with the 2022 Placement Agent was still effective at the time of the private placement of $0.5 million of the Second Notes to certain institutional investors. Per the terms of a termination agreement dated February 21, 2023 by and between the Company and the 2022 Placement Agent (the “Placement Agent Termination Agreement”), the Company owes the 2022 Placement Agent 10% of the gross proceeds received from certain institutional investors, or $50,000, and, such amount was deferred until the Company completes an additional financing with gross proceeds of at least $1 million. In addition, per the Placement Agent Termination Agreement, we agreed to issue 2022 Placement Agent Warrants to purchase an aggregate of 821 shares of Common Stock.

In addition, as a part of the 2022 Convertible Note Offering, certain holders of the Company’s 10% Series 2 Convertible Notes agreed to exchange their Series 2 Notes for promissory notes of the Company on substantially similar terms to those of the 2022 Notes (the “Exchanged Notes”). The Exchanged Notes are convertible into 9,571 shares of Common Stock at a conversion price of $73.12. The holders of the Exchanged Notes did not receive warrants or inducement shares. In connection with the issuance of the Exchanged Notes, the holders of the Series 2 Notes that participated in the exchange, entered into a subordination agreement on July 6, 2022 (the “Closing Date”) to subordinate their rights in respect of the Exchanged Notes to the rights of the Investors in respect of the 2022 Notes. As of July 7, 2022, approximately $600,000 of the Series 2 Notes and accrued interest of approximately $100,000 were included in the exchange.

Further, in connection with the 2022 Convertible Note Offering, we initially were required to complete an Uplist Transaction by February 15, 2023 under the terms of the 2022 Notes. If we are unable to complete or secure an extension to the Uplist Transaction deadline, then the 2022 Notes, Second Notes, and Third Notes will become immediately due and payable and we will be obligated to pay to each holder of the 2022 Notes, Second Notes, and Third Notes an amount equal to 125%, multiplied by the sum of the outstanding principal amount of the 2022 Notes, Second Notes, and Third Notes plus any accrued and unpaid interest on the unpaid principal amount of the 2022 Notes, Second Notes, and Third Notes to the date of payment, plus any default interest and any other amounts owed to the holder, payable in cash or shares of Common Stock. The Company has secured waivers from all required holders of the 2022 Notes, Second Notes, and Third Notes to extend the deadline to complete an uplist from (i) February 15, 2023 to March 15, 2023, (ii) March 15, 2023 to April 15, 2023, (iii) April 15, 2023 to May 15, 2023, (iv) May 15, 2023 to June 15, 2023, (v) June 15, 2023 to July 1, 2023, (vi) July 1, 2023 to July 31, 2023 and (vii) July 31, 2023 to August 31, 2023. No consideration was paid by the Company in connection with any of the Uplist Transaction deadline extensions.

On March 10, 2023, the Company entered into an amendment (“Amendment No. 2 to the First Notes”) with the required holders of the Company’s outstanding 2022 Notes issued in connection with a private placement financing the Company completed on July 6, 2022 (the “First Closing”). On March 10, 2023, the Company also entered into an amendment (“Amendment No. 2 to the Second Notes” and, together with Amendment No. 2 to the First Notes, “Amendment No. 2 to the 2022 Notes”) with each of the required holders of Company’s outstanding Second Notes issued in connection with a private placement financing the Company completed on January 18, 2023.

Under Amendment No. 2 to the 2022 Notes, the following amendments to the 2022 Notes, and Second Notes will be effective at the moment in time immediately preceding the consummation of the offering in connection with the uplist of the Common Stock to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American (the “Uplist Transaction”). If a holder of the 2022 Notes and/or the Second Notes elects to participate in the Uplist Transaction (each, a “Participating Holder”) for an amount equal to no less than 50% of the Participating Holder’s original investment amount in the 2022 Convertible Note Offering, such holder will be entitled to repayment of the principal amount of their 2022 Notes and/or Second Notes upon closing of the Uplist Transaction. In addition, the Company will issue to each Participating Holder a new convertible promissory note equal to the product of 2.4 and the sum of any prepayment premiums and total interest payable on such Participating Holder’s 2022 Notes and/or Second Notes (the “2023 Notes”). The 2023 Notes will have a maturity date of July 6, 2024 and will be on substantially the same terms as the Second Notes. For non-Participating Holders (each, a “Non-Participating Holder”), the maturity date of the 2022 Notes and/or Second Notes held by such Non-Participating Holder will be extended to July 6, 2024. Further, each Non-Participating Holder will waive their right to demand repayment of any portion of the outstanding balance of such holder’s 2022 Notes and Second Notes upon an Uplist Transaction. Notwithstanding the foregoing, if the registration statement filed in connection with the Uplist Transaction is not declared effective by 11:59 P.M. (EST) on June 15, 2023 (the “Amendment No. 2 Termination Date”), Amendment No. 2 to the 2022 Notes will automatically terminate and shall be of no further force or effect without any further action by the Company or the Requisite Holders, provided, that the Amendment No. 2 Termination Date may be extended by the written approval of the Company and required holders of the 2022 Notes, Second Notes and Third Notes which purchased at least 50% plus $1.00 of the 2022 Notes, Second Notes, and Third Notes based on the initial principal amounts thereunder (the “Requisite Holders”). Amendment No. 2 to the 2022 Notes was superseded by Amendment No. 8 to the 2022 Notes, Amendment No. 8 to the Second Notes and Amendment No. 3 to the Third Notes, and therefore, it is of no further force or effect.

During the three months ended June 30, 2023, the Company recorded interest expense on the 2022 Notes, the Second Notes, and the Third Notes of approximately $784,000 consisting of accrued interest of approximately $150,000 and accretion of original issue debt discount and issuance costs of approximately $634,000. During the nine months ended June 30, 2023, the Company recorded interest expense on the 2022 Notes, the Second Notes, and the Third Notes of approximately $1,893,000 consisting of accrued interest of approximately $413,000 and accretion of original issue debt discount and issuance costs of approximately $1,480,000.

Allocation of Proceeds

The Company accounted for the 2022 Notes, Second Notes, and Third Notes, and the 2022 Warrants, the Second Warrants, and the Third Warrants, and the 2022 Inducement Shares, Second Inducement Shares and the Third Inducement Shares in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The 2022 Inducement Shares, the Second Inducement Shares, and the Third Inducement Shares and the 2022 Warrants, the Second Warrants, and the Third Warrants which are indexed to the Company’s stock, are classified within stockholders’ deficit in the accompanying consolidated financial statements. The allocated value of the 2022 Inducement Shares and the 2022 Warrants are $314,523 and $1,470,133, respectively. The allocated value of the Second Inducement Shares and the Second Warrants are $25,840 and $256,439, respectively. The allocated value of the Third Inducement Shares and the Third Warrants are $18,394 and $164,136, respectively. The allocated value of the 2022 Notes of $1,740,344 are allocated as short-term liabilities in the accompanying consolidated financial statements. The allocated value of the Second Notes of $247,721 are allocated as short-term liabilities in the accompanying consolidated financial statements. The allocated value of the Third Notes of $305,470 is allocated as short-term liabilities in the accompanying consolidated financial statements The fair value of the 2022 Placement Agent Warrants and the Second Placement Agent Warrants of $219,894 and $28,093, respectively, are being accounted for as debt issuance costs and are classified within stockholders’ deficit in the accompanying consolidated financial statements. As of June 30, 2023 and September 30, 2022, the net carrying amount of the 2022 Notes was $2,945,448 and $1,662,492, respectively, with unamortized debt discount and issuance costs of $1,284,552 and $2,567,507, respectively. Effective September 30, 2022, the Company reclassified the carrying amount of the Exchanged Notes of $699,781 (see Note 12) that were previously included in 2022 Notes payable to Unsecured convertible notes. After the reclassification, the Unsecured convertible notes included both the Second Notes and the Exchanged Notes. As of June 30, 2023, the net carrying amount of the Second Notes was $345,845 with unamortized debt discount and issuance costs of $290,155, all of which is included in Unsecured convertible notes. In addition, as of June 30, 2023, the net carrying amount of the Third Notes was $355,992 with unamortized debt discount and issuance costs of $346,728, all of which is included in Unsecured convertible notes.

The 2022 Warrants and the 2022 Placement Agent Warrants were valued as of July 6, 2022 using the Black Scholes Model with the following assumptions:

	2022 Warrants	2022 Placement Agent Warrants
Closing price per share of Common Stock	$79.84	$79.84
Exercise price per share	$79.52	$80.48
Expected volatility	88.44%	88.44%
Risk-free interest rate	2.96%	2.96%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0

The Second Warrants and the Second Placement Agent Warrants were valued as of January 18, 2023 using the Black Scholes Model with the following assumptions:

	Second Warrants	Second Placement Agent Warrants
Closing price per share of Common Stock	$46.08	$46.08
Exercise price per share	$79.52	$80.48
Expected volatility	111.31%	111.31%
Risk-free interest rate	3.43%	3.43%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0

The Third Warrants were valued as of May 15, 2023 using the Black Scholes Model with the following assumptions:

Third Warrants
Closing price per share of Common Stock	$22.16
Exercise price per share	$79.52
Expected volatility	114.33%
Risk-free interest rate	3.46%
Dividend yield	-
Remaining expected term of underlying securities (years)	5.0

10.	2022 CONVERTIBLE NOTE OFFERING

On July 7, 2022, the Company announced that it had entered into a Securities Purchase Agreement (the “2022 SPA”) with certain institutional and accredited individual investors (collectively, the “2022 Investors”) providing for the issuance and sale by the Company to the 2022 Investors of (i) Senior Secured Convertible Promissory Notes (each a “2022 Note” and collectively, the “2022 Notes”) in the aggregate principal amount of $4.23 million, which includes an aggregate $0.705 million original issue discount in respect of the 2022 Notes; (ii) Warrants (the “2022 Warrants”), to purchase an aggregate of 53,195 shares (the “2022 Warrant Shares”) of Common Stock; and (iii) 7,979 shares of Common Stock (the “2022 Inducement Shares”) equal to 15% of the principal amount of the 2022 Notes divided by the closing price of the Common Stock immediately prior to the Closing Date (as defined below). The 2022 Notes, 2022 Warrants and 2022 Inducement Shares were issued as part of a convertible note offering authorized by the Company’s board of directors (the “2022 Note Offering”). The aggregate gross proceeds for the sale of the 2022 Notes, 2022 Warrants and 2022 Inducement Shares was approximately $3.5 million, before deducting debt issuance costs of $775,000 consisting of fair value of the placement agent’s warrants of approximately $220,000 and other estimated fees and offering expenses payable by the Company of approximately $555,000. The closing of the sales of these securities under the 2022 SPA occurred on July 6, 2022 (the “2022 Closing Date”).

The 2022 Notes bear interest on the unpaid principal balance at a rate equal to ten percent (10%) (computed on the basis of the actual number of days elapsed in a 360-day year) per annum accruing from the Closing Date until the 2022 Notes become due and payable at maturity or upon their conversion, acceleration or by prepayment, and may become due and payable upon the occurrence of an event of default under the 2022 Notes. Any amount of principal or interest on the 2022 Notes which is not paid when due shall bear interest at the rate of the lesser of (i) eighteen percent (18%) per annum or (ii) the maximum amount allowed by law from the due date thereof until payment in full.

The 2022 Notes are convertible into shares of Common Stock at the option of each holder of the 2022 Notes from the date of issuance at $73.12 (the “Conversion Price”) through the later of (i) January 6, 2024 (the “Maturity Date”) and (ii) the date of payment of the Default Amount (as defined in the 2022 Note); provided, however, certain 2022 Notes include a provision preventing such conversion if, as a result, the holder, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than 4.99% of the outstanding shares of the Common Stock (as applicable, the “Ownership Limitation”) immediately after giving effect to the Conversion; and provided further, the holder, upon notice to us, may increase or decrease the Ownership Limitation; provided that (i) the Ownership Limitation may only be increased to a maximum of 9.99% of the outstanding shares of the Common Stock; and (ii) any increase in the Ownership Limitation will not become effective until the 61st day after delivery of such waiver notice. The Conversion Price is subject to adjustment as set forth in the 2022 Notes.

The 2022 Notes contain customary events of default, which include, among other things, (i) our failure to pay when due any principal or interest payment under the 2022 Notes; (ii) our insolvency; (iii) delisting of our Common Stock; (iv) our breach of any material covenant or other material term or condition under the 2022 Notes; and (v) our breach of any representations or warranties under the 2022 Notes which cannot be cured within five (5) days. Further, events of default under the 2022 Notes also include (i) the unavailability of Rule 144 on or after six (6) months from the First Closing Date or January 6, 2023; (ii) our failure to deliver the shares of Common Stock to the 2022 Note holder upon exercise by such holder of its conversion rights under the 2022 Note; (iii) our loss of the “bid” price for its Common Stock and/or a market and such loss is not cured during the specified cure periods; and (iv) our failure to complete an uplisting of our Common Stock to any of the Nasdaq Global Market, Nasdaq Capital Market, New York Stock Exchange or NYSE American by February 15, 2023 (an “Uplist Transaction”).

The 2022 Warrants (i) have an exercise price of $79.52 per share; (ii) have a term of exercise equal to 5 years after their issuance date; (iii) became exercisable immediately after their issuance; and (iv) have a provision preventing the exercisability of such 2022 Warrant if, as a result of the exercise of the 2022 Warrant, the holder, together with its affiliates and any other persons whose beneficial ownership of our Common Stock would be aggregated with the holder’s, would be deemed to beneficially own more than the Ownership Limitation. The holder, upon notice to us, may increase or decrease the Ownership Limitation; provided that (i) the Ownership Limitation may only be increased to a maximum of 9.99% of the outstanding shares of our Common Stock; and (ii) any increase in the Ownership Limitation will not become effective until the 61st day after delivery of such waiver notice. The number of shares of Common Stock into which each of the 2022 Warrants is exercisable and the exercise price therefor are subject to adjustment as set forth in the 2022 Warrants, including standard antidilution provisions, and adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In the event of a Fundamental Transaction (as defined in the 2022 Warrants) holders of the 2022 Warrants would be entitled to receive alternate consideration in connection with such Fundamental Transaction, but only to the extent that holders of our Common Stock were entitled to receive the same. Moreover, as long as the 2022 Notes and 2022 Warrants remaining outstanding, upon the issuance of any security in connection with any potential future financing activity on terms more favorable than the existing terms, the Company has an obligation to notify the holders of the 2022 Notes and 2022 Warrants of such more favorable terms and to use best efforts to effect such terms in the 2022 Notes and 2022 Warrants. Finally, because of the Company’s net loss position, the shares underlying the 2022 Notes on an as converted basis are excluded from the calculation of basic and fully diluted earnings per share. Similarly, because of the Company’s net loss position, there was no impact on the calculation of basic and fully diluted earnings per share related to the classification of the 2022 Warrants as participating securities.

The Company retained a placement agent in connection with the private placement of $2.4 million of the 2022 Notes to the institutional investors. The Company paid the 2022 Placement Agent 10% of the gross proceeds in the 2022 Placement Agent from certain institutional investors, or $240,000 and we also reimbursed the 2022 Placement Agent approximately $58,000 for non-accountable banking fees, legal fees and other expenses. In addition, we issued 2022 Placement Agent Warrants to purchase an aggregate of 3,939 shares of Common Stock. An additional $1.1 million was raised in connection with the placement of the private placement notes, which included certain accredited investors some of which were Board members and executive officers of the Company. Board member, Laurence Hicks, and executive officers, Terrence W. Norchi and Michael S. Abrams, invested in the 2022 Senior Secured Convertible Notes. The investment made in the 2022 Senior Secured Convertible Notes made by the Board member and executive officers totaled $80,000.

In addition, as a part of the 2022 Convertible Notes Offering, certain holders (the “Series Holders”) of the Company’s 10% Series 2 Convertible Notes (the “Series Notes”) agreed to exchange their Series 2 Notes for promissory notes of the Company on substantially similar terms to those of the 2022 Notes (the “Subordinated Notes”). The Subordinated Notes are convertible into 9,571 shares of Common Stock at a conversion price of $73.12. The holders of the Subordinated Notes did not receive warrants or inducement shares. In connection with the issuance of the Subordinated Notes, the Series Holders entered into a subordination agreement on July 6, 2022 (the “Closing Date”) to subordinate their rights in respect of the Subordinated Notes to the rights of the Investors in respect of the 2022 Notes. As of July 7, 2022, approximately $600,000 of the Series 2 Notes and accrued interest of approximately $100,000 were included in the exchange.

Further, in connection with the 2022 Note Financing, we are required to complete an Uplist Transaction by February 15, 2023 under the terms of the 2022 Notes. If we are unable to complete an Uplist Transaction, then the 2022 Notes will become immediately due and payable and we will be obligated to pay to each 2022 Note holder an amount equal to 125%, multiplied by the sum of the outstanding principal amount of the 2022 Notes plus any accrued and unpaid interest on the unpaid principal amount of the 2022 Notes to the date of payment, plus any default interest and any other amounts owed to the holder, payable in cash or shares of Common Stock.

During the fiscal year ended September 30, 2022, the Company recorded interest expense on the 2022 Notes of approximately $421,000 consisting of accrued interest of approximately $119,000 and accretion of original issue discount debt discount and issuance costs of approximately $302,000.

Allocation of Proceeds

The Company accounted for the Senior Secured Convertible Notes, the 2022 Warrants, and the 2022 Inducement Shares relating to the aforementioned July 2022 Senior Secured Convertible Promissory Notes in accordance with ASC 470-20-25-2 “Debt” which states that the allocation of the proceeds from the financing shall be based on the relative fair values of the securities issued at the time of the issuance. The 2022 Inducement Shares and the 2022 Warrants, which are indexed to the Company’s stock, are classified within stockholders’ equity (deficit) in the accompanying consolidated financial statements. The allocated value of the 2022 Inducement Shares and the 2022 Warrants are $314,523 and $1,470,133, respectively. The allocated value of the Senior Secured Convertible Notes are $1,740,344 were allocated as long-term liabilities in the accompanying consolidated financial statements. The fair value of the 2022 Placement Agent Warrants of $219,894 are being accounted for as debt issuance costs and are classified within stockholders’ equity (deficit) in the accompanying consolidated financial statements. As of September 30, 2022, the net carrying amount of the Senior Secured Convertible Notes was $2,362,273 with unamortized debt discount and issuance costs of $2,567,507.

The 2022 Warrants and the 2022 Placement Agent Warrants were valued as of July 6, 2022 using the Black Scholes Model with the following assumptions:

	2022 Investor Warrants	2022 Placement Agent Warrants
Closing price per share of Common Stock	$79.84	$79.84
Exercise price per share	$79.52	$80.48
Expected volatility	88.44%	88.44%
Risk-free interest rate	2.96%	2.96%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	5.0	5.0